Provisions (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($) payment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Other Provisions
At January 1	$ 891	$ 1,468	$ 1,418	$ 1,242
Charge for year		201	602	988
Cash paid		(445)	(472)	(686)
Reversals		(316)	(169)	(79)
Exchange and other movements		(17)	89	(47)
At 31 December		891	1,468	1,418
Current provision					$ 506	$ 1,121	$ 1,065
Non current provision					385	347	353
Total	891	1,468	1,418	1,242	891	1,468	1,418
Due within one year
Other Provisions
Current provision					506	1,121	1,065
Due after more than one year
Other Provisions
Non current provision					385	347	353
Severance
Other Provisions
At January 1	226	358	487	403
Charge for year		94	225	578
Cash paid		(152)	(324)	(433)
Reversals		(58)	(75)	(40)
Exchange and other movements		(16)	45	(21)
At 31 December		226	358	487
Total	226	358	487	403	226	358	487
Environmental
Other Provisions
At January 1	97	59	59	67
Charge for year		65	11	11
Cash paid		(24)	(20)	(19)
Exchange and other movements		(3)	9
At 31 December		97	59	59
Total	97	59	59	67	97	59	59
Employee benefits
Other Provisions
At January 1	119	126	143	158
Charge for year		1	30	6
Cash paid		(9)	(43)	(21)
Reversals			(10)
Exchange and other movements		1	6
At 31 December		119	126	143
Total	119	126	143	158	119	126	143
Legal
Other Provisions
At January 1	198	654	438	357
Charge for year		11	281	223
Cash paid	(145)	(232)	(48)	(126)
Reversals		(230)	(40)
Exchange and other movements		(5)	23	(16)
At 31 December		198	654	438
Total	$ 198	654	438	357	198	654	438
Number of payments | payment	2
Other provisions.
Other Provisions
At January 1	$ 251	271	291	257
Charge for year		30	55	170
Cash paid		(28)	(37)	(87)
Reversals		(28)	(44)	(39)
Exchange and other movements		6	6	(10)
At 31 December		251	271	291
Total	$ 251	$ 271	$ 291	$ 257	$ 251	$ 271	$ 291